Segment information	6 Months Ended
Jun. 30, 2018
Segment Reporting [Abstract]
Segment information

20. Segment information

In order to make operating decisions and assess performance, the Company’s chief operating decision function organized the Company’s business in two operating segments, namely “Air” and “Packages, Hotels and Other travel products”, each of them having their own respective segment management.

The “Air” operating segment derives its revenue from commissions earned from facilitating reservations of flight tickets, service fees charged to customers for processing flight tickets and override commissions or incentives from suppliers and GDS if the Company meets certain volume thresholds.

The “Packages, Hotels and Other travel products” operating segment derives its revenue from commissions earned from facilitating reservations of packages, accommodations, car rentals and other travel related products and services, service fees charged to customers for processing bookings, advertising revenue from the sale of advertising placements on the Company´s websites and override commissions or incentives from suppliers if the Company meets certain volume thresholds. Packages are bundle deals where the customer selects and buys multiple products, within the same session. In these transactions the Company acts as an intermediary. Packages transaction may include airline tickets. The air portion of these package transactions is included within the “Packages, Hotels and Other travel products” operating segment.

The Company’s primary measure of a segment’s profit or loss is Adjusted EBITDA, which includes allocations of certain expenses based on transaction volumes and other usage metrics. The Company’s allocation methodology is periodically evaluated and may change.

The Company does not have:

-	transactions between reportable segments

-	assets allocated by segment, or

-	revenue from transactions with a single customer amounting to 10 percent or more of revenue.

The following tables present the Company’s segment information for the six month periods ended June 30, 2018 and 2017. While depreciation and amortization is allocated to operating segments based on operational measures such as relative headcount and IT investment, property and equipment is not allocated to operating segments, and the Company does not report the assets by segment as this information is not regularly provided to its chief operating decision makers.

	Six-month period ended June 30, 2018
	Air	Packages, Hotels and Other travel products	Unallocated	Total
Third-party revenue	114,055	162,797	—	276,852
Adjusted EBITDA	17,309	21,503	444	39,256
Depreciation and amortization	(2,026)	(1,991)	(2,563)	(6,580)
Stock-based compensation	—	—	(2,249)	(2,249)
Operating income / (loss)	15,283	19,512	(4,368)	30,427
Financial income	—	—	—	2,972
Financial expense	—	—	—	(11,095)
Income before income tax	—	—	—	22,304
Income tax expense	—	—	—	(4,706)
Net income	—	—	—	17,598

	Six-month period ended June 30, 2017
	Air	Packages, Hotels and other travel products	Unallocated	Total
Third-party revenue	116,653	131,808	—	248,461
Adjusted EBITDA	27,873	18,043	(4,689)	41,227
Depreciation and amortization	(1,340)	(1,874)	(3,047)	(6,261)
Stock-based compensation	—	—	(2,106)	(2,106)
Operating income / (loss)	26,533	16,169	(9,842)	32,860
Financial income	—	—	—	915
Financial expense	—	—	—	(8,682)
Income before income tax	—	—	—	25,093
Income tax expense	—	—	—	(6,292)
Net income				18,801

Geographic information

In the six-month period ended June 30, 2018, 25% of revenue was originated in transactions invoiced by the subsidiary in Argentina, 30% by the subsidiary in Brazil and 27% by subsidiaries in Uruguay (23%, 28% and 32%, respectively, as of June 30, 2017). Subsidiaries in no individual country other than those detailed above accounted for more than 10% of revenue.